B5 Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
B5 Inventories
B5	Inventories

Inventories
	2019	2018
Raw materials, components, consumables
and manufacturing work in progress	8,209	7,484
Finished products and goods for resale	8,742	9,667
Contract work in progress	13,912	12,104
Inventories, net	30,863	29,255

The amount of inventories, excluding contract work in progress, recognized as expense and included in Cost of sales was SEK 58,249 (55,632) million.

Contract work in progress consists of costs incurred to date on standard and customised solutions where the performance obligations are yet to be fully delivered. These costs will be recognized as cost of sales when the related revenue is recognized in the income statement.

Reported amounts are net of obsolescence allowances of SEK 3,386 (2,611) million.

Movements in obsolescence allowances
	2019	2018	2017
Opening balance	2,611	2,425	2,412
Additions, net	2,228	1,079	1,319
Utilization	(1,459)	(987)	(1,210)
Translation differences	22	94	(91)
Balances regarding acquired/divested businesses	(16)	—	(5)
Closing balance	3,386	2,611	2,425